Summary of significant accounting policies (Details 1)	9 Months Ended
Sep. 30, 2012
Pharmaceutical licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Customer contracts, trademarks, technology know-how and patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	1 year
Customer contracts, trademarks, technology know-how and patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	3 years